Annual Operating Expenses - VIPContrafundPortfolio-InitialServiceService2PRO - VIPContrafundPortfolio-InitialServiceService2PRO - VIP Contrafund Portfolio	Apr. 29, 2024
VIP Contrafund Portfolio - Initial Class
Operating Expenses:
Management fee	0.56%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	none	[2]
Total annual operating expenses	0.56%
VIP Contrafund Portfolio - Service Class
Operating Expenses:
Management fee	0.56%	[1],[2]
Distribution and/or Service (12b-1) fees	0.10%
Other expenses	none	[2]
Total annual operating expenses	0.66%
VIP Contrafund Portfolio - Service Class 2
Operating Expenses:
Management fee	0.56%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	none	[2]
Total annual operating expenses	0.81%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.07%, 0.07%, and 0.07% for Initial Class, Service Class, and Service Class 2, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.